Equity (Details) - Schedule of Issued and Outstanding Share Capital	6 Months Ended
Jun. 30, 2023 shares
Schedule of Issued and Outstanding Share Capital [Abstract]
Balance at January 1, 2023	261,494
Issuance of share capital – in respect of investment in affiliate	13,858
Shares issued to consultants	7,134
Issuance of share capital – in respect of shelf prospectus	296
Balance at June 30, 2023	282,782